Fair Value Measurements - Quantitative Information (Details)	Mar. 31, 2022	Dec. 31, 2021	Aug. 26, 2021	Feb. 07, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)				5 years
Level 3 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0			0
Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.024	0.012			0.0118
Level 3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.420	1.325			1.3250
Level 3 | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	4 years 4 months 24 days	4 years 6 months			4 years 6 months
Preferred Stock Warrants | Level 3 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input					0
Preferred Stock Warrants | Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input					0.0053
Preferred Stock Warrants | Level 3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input					0.5000
Preferred Stock Warrants | Level 3 | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)					4 years 6 months
Private Warrants | Level 3 | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0
Private Warrants | Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0080
Private Warrants | Level 3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.3340
Private Warrants | Level 3 | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)			4 years 9 months 18 days